Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Jun. 30, 2025
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

7. RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The Company entered into a two-year non-cancellable operating lease agreement for lease of corporate office in Hong Kong. The Company’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of June 30,
	2025	2024
	US$	US$
Right-of-use assets
Cost	174,309	175,237
Less: accumulated amortization	(136,308)	(48,972)
Right-of-use assets, net	38,001	126,265
	As of June 30,
	2025	2024
	US$	US$
Operating lease liabilities
Current portion	35,569	92,458
Non-current portion	—	35,758
Total	35,569	128,216
	As of June 30,
	2025	2024
Operating leases:
Weighted average remaining lease term (years)	0.4	1.4
Weighted average discount rate	5.5%	5.5%

During the years ended June 30, 2025 and 2024, the Company incurred lease expense of approximately $88,277 and $44,991, respectively.

The maturity analysis of the Company’s non-cancelable operating lease obligations as of June 30, 2025 is as follows:

Operating leases
US$
Year ending June 30, 2026	35,822
Total undiscounted lease obligations	35,822
Less: imputed interest	(253)
Lease liabilities recognized in the consolidated balance sheets	35,569